Note 13 - Fair Value Measurements - Summary of the Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis (Details) - Predecessor [Member] - USD ($)	4 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2015
Embedded Conversion Options [Member]
Established	$ 0	$ 0
Change in Fair Value	0	(4,362,225)
Balance	0	0
Balance	0	4,362,225
Warrant Liabilities [Member]
Established	0	0
Change in Fair Value	0	(25,484,596)
Balance	0	0
Balance	$ 0	$ 25,484,596